Related party transactions	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Related party transactions
Related party transactions
For purposes of these consolidated financial statements, parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions. Also, parties under common control of the Group are considered to be related. Key management personnel are also related parties. In considering each possible related party relationship, attention is directed to the substance of the relationship, and not merely the legal form.
Compensation of the members of the Board of Directors and Management
In 2017, the total compensation paid to management amounted to CHF 1,973,167 (2016: CHF 1,871,406; 2015: CHF 1,619,208). The fees paid to members of the Board of Directors in 2017 for their activities as board members totaled CHF 337,619 (2016: CHF 364,276; 2015: CHF 329,827).
Up to the Company’s IPO, non-executive directors received part or all of their remuneration in stock options; travel and out of pocket expenses were reimbursed in cash by the Group. Executive directors and directors delegated and remunerated by a shareholder for its representation on the Board were not entitled to any specific remuneration for their Board membership and work. Following the IPO, the Board’s remuneration policy was modified in that all non-executive directors received remuneration for their work as members of the Board as well as of the newly constituted Compensation Committee and Audit Committee.

	Executive Management			Board of Directors			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Short term benefits	1,576,864	1,554,850	1,363,796	280,762	325,493	268,810	1,857,626	1,880,343	1,632,606
Post-employee benefits years	94,839	88,838	78,721	—	—	—	94,839	88,838	78,721
Share-based payment charge	190,659	217,981	176,691	72,647	103,380	61,017	263,306	321,361	237,708
Total	1,862,362	1,861,669	1,619,208	353,409	428,873	329,827	2,215,771	2,290,542	1,949,035

In 2017, CHF 263,306 (2016: CHF 321,361; 2015: CHF 237,708) was expensed for grants of stock options to members of the Board of Directors and management. The 2017 share based payment charge shown above excludes adjustments for instruments forfeited in 2017 due to termination of service. Contributions to pension schemes amounted to CHF 94,839, CHF 88,838 and CHF 78,721 during the years 2017, 2016 and 2015, respectively. No termination benefits or other long term benefits were paid.
Members of the Board of Directors and management held 1,782,605, 656,355 and 457,510 stock options as of December 31, 2017, 2016, and 2015, respectively.
For the business year 2015, the Company granted 25,813 restricted shares to employees under the Equity Incentive Plan. The grant price for the 2015 awards was the closing price of our shares on January 7, 2016 (USD 7.08) and resulted in a total payroll charge of CHF 188,092 in 2015. These shares vest upon grant and have a sale restriction for a period of 3 years. For the 2017 and 2016 business year, no restricted shares were issued.
Controlled Equity OfferingSM
Thomas Meyer, our Chief Executive Officer, or the Share Lender, has entered into a share lending agreement with Cantor to facilitate the timely settlement of common shares sold under the Controlled Equity Offering Sales Agreement with Cantor. Pursuant to the terms of the share lending agreement, the Share Lender will lend common shares to Cantor so that those common shares may be delivered by Cantor to purchasers of common shares sold in the offering. Cantor will return common shares to the Share Lender upon the issuance of new common shares by the Company to Cantor. Neither the Company nor the Share Lender received any compensation for this arrangement. In the year ended December 31, 2017, we did not offer or sell any common shares under the Controlled Equity Offering Sales Agreement. The Controlled Equity Offering program terminated upon consummation of the Merger on March 13, 2018.